Financial Instruments - Summary of Interest Rate Risk Management (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interest rate risk [line items]
Amortized cost	$ 23,507,954	$ 19,483,211
Interest rate risk [member] | Financial assets, class [member]
Disclosure of interest rate risk [line items]
Investments held to maturity	88,336	2,764,968
Investments measured at fair value through profit or loss	931,273	458,053
Interest rate risk [member] | Financial liabilities, class [member]
Disclosure of interest rate risk [line items]
Amortized cost	$ 12,225,842	$ 9,172,531